ASG TACTICAL U.S. MARKET FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated July 1, 2015 to the Prospectuses of ASG Tactical U.S. Market Fund and McDonnell

Intermediate Municipal Bond Fund (the “Funds”), each dated May 1, 2015 as may be revised and supplemented from time to time.

ASG Tactical U.S. Market Fund

Effective July 1, 2015, AlphaSimplex Group, LLC, has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1,2]	0.50%	0.51%	0.51%
Total annual fund operating expenses	1.55%	2.31%	1.31%
Fee waiver and/or expense reimbursement[3]	0.29%	0.30%	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	1.01%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$696	$986	$1,323	$2,271
Class C	$304	$668	$1,184	$2,602
Class Y	$103	$360	$664	$1,530

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$204	$668	$1,184	$2,602

McDonnell Intermediate Municipal Bond Fund

Effective July 1, 2015, NGAM Advisors, L.P., has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1]	0.58%	0.61%	0.59%
Total annual fund operating expenses	1.23%	2.01%	0.99%
Fee waiver and/or expense reimbursement[2]	0.53%	0.56%	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.45%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$419	$632	$910	$1,702
Class C	$248	$529	$986	$2,253
Class Y	$46	$214	$448	$1,121

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$148	$529	$986	$2,253

NATIXIS FUNDS

Supplement dated July 1, 2015 to the Natixis Funds Statement of Additional Information dated

May 1, 2015, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund	McDonnell Intermediate Municipal Bond Fund
ASG Tactical U.S. Market Fund

ASG MANAGED FUTURES STRATEGY FUND

Effective July 1, 2015, AlphaSimplex Group, LLC (“AlphaSimplex”) added a breakpoint in the ASG Managed Futures Strategy Fund’s advisory fee, such that the Fund will pay an advisory fee at an annual rate of 1.25% for the first $2.5 billion of the Fund’s average daily net assets (including the net asset value of the Fund’s wholly-owned subsidiary) and 1.20% thereafter, calculated daily and payable monthly, less the advisory fee paid by the Fund’s wholly-owned subsidiary.

ASG TACTICAL U.S. MARKET FUND

Effective July 1, 2015, AlphaSimplex, has given a binding contractual undertaking to the ASG Tactical U.S. Market Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. This undertaking is in effect through April 30, 2017. Accordingly, the table regarding expense limits in the sub-section “Advisory Fees” within the section “Fund Charges and Expenses” is amended with respect to the ASG Tactical U.S. Market Fund as follows:

Fund	Expense Limit	Date of Undertaking
Tactical U.S. Market Fund		July 1, 2015
Class A	1.25%
Class C	2.00%
Class Y	1.00%

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Effective July 1, 2015, NGAM Advisors, L.P. has given a binding contractual undertaking to the McDonnell Intermediate Municipal Bond Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. This undertaking is in effect through April 30, 2017. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the McDonnell Intermediate Municipal Bond Fund as follows:

Fund	Expense Limit	Date of Undertaking
Intermediate Municipal Bond Fund		July 1, 2015
Class A	0.70%
Class C	1.45%
Class Y	0.45%

NATIXIS FUNDS

Supplement dated July 1, 2015 to the Natixis Funds Statement of Additional Information dated May 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Natixis U.S. Equity Opportunities Fund	Vaughan Nelson Value Opportunity Fund

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Effective July 1, 2015, NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Natixis U.S. Equity Opportunities Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. This undertaking is in effect through April 30, 2017. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Natixis U.S. Equity Opportunities Fund as follows:

Fund	Expense Limit	Date of Undertaking
U.S. Equity Opportunities Fund		July 1, 2015
Class A	1.25%
Class B	2.00%
Class C	2.00%
Class Y	1.00%

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Effective July 1, 2015, NGAM Advisors has revised the breakpoint schedule to the advisory fee of the Vaughan Nelson Value Opportunity Fund. Accordingly, the third table in the sub-section “Advisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Vaughan Nelson Value Opportunity Fund:

Fund	Date of Agreement	Advisory fee payable by Fund to NGAM Advisors (as a % of average daily net assets of the Fund)
Value Opportunity Fund	10/31/08, as amended 7/1/15	0.80% 0.75%	of the first $1.5 billion of amounts in excess of $1.5 billion

Effective July 1, 2015, Vaughan Nelson Investment Management, L.P. has revised the breakpoint schedule to the subadvisory agreement of the Vaughan Nelson Value Opportunity Fund. Accordingly, the first table in the sub-section “Subadvisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Vaughan Nelson Value Opportunity Fund:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment)
Value Opportunity Fund	Vaughan Nelson	10/31/08 as amended 7/1/15	0.50% 0.47%	of the first $1.5 billion of amounts in excess of $1.5 billion